GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of changes in the net carrying amount of goodwill

Changes in the net carrying amount of goodwill are as follows:

	Note	2023	2022
Cost
Balance at beginning of year		$618.6	$611.1
Business acquisitions	7	—	7.5
Balance at end of year		618.6	618.6

Accumulated impairment losses
Balance at beginning and at end of year		68.5	68.5
Net carrying amount		$550.1	$550.1

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups	The following key assumptions were used to determine recoverable amounts in the most recent impairment tests performed:

	2023		2022
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU group	rate (WACC)	growth rate	rate (WACC)	growth rate
Telecommunications[1]	10.8%	2.0%	10.5%	2.0%
1	The recoverable amounts were based on value in use, using the discounted cash flow method.